EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.00%
102,189	Alcoa Corp	$ 3,439,682
27,863	Ashland Inc	2,646,149
50,356	Avient Corp	1,525,787
31,084	Cabot Corp	1,985,957
85,709	Chemours Co	2,112,727
286,526	Cleveland-Cliffs Inc(a)	3,859,505
66,655	Commercial Metals Co	2,364,919
19,759	Ingevity Corp(a)	1,197,988
49,899	MP Materials Corp(a)	1,362,243
3,869	NewMarket Corp	1,163,911
76,802	Olin Corp	3,293,270
33,580	Reliance Steel & Aluminum Co	5,856,688
35,862	Royal Gold Inc	3,364,573
71,928	RPM International Inc	5,992,321
22,838	Sensient Technologies Corp	1,583,587
96,780	Steel Dynamics Inc	6,866,541
133,303	United States Steel Corp	2,415,450
97,826	Valvoline Inc	2,478,911
		53,510,209
Communications — 2.32%
2,805	Cable One Inc	2,392,805
30,759	Calix Inc(a)	1,880,605
83,846	Ciena Corp(a)	3,389,894
122,949	Frontier Communications Parent Inc(a)	2,880,695
69,843	Iridium Communications Inc(a)	3,098,934
91,479	New York Times Co Class A	2,630,021
122,960	TEGNA Inc	2,542,813
56,055	TripAdvisor Inc(a)	1,237,695
43,090	Viasat Inc(a)	1,302,611
25,448	World Wrestling Entertainment Inc Class A	1,785,686
25,248	Ziff Davis Inc(a)	1,728,983
		24,870,742
Consumer, Cyclical — 14.38%
53,270	Adient PLC(a)	1,478,243
21,138	AutoNation Inc(a)	2,153,328
74,885	BJ's Wholesale Club Holdings Inc(a)	5,452,377
44,303	Boyd Gaming Corp	2,111,038
41,294	Brunswick Corp	2,702,692
77,243	Capri Holdings Ltd(a)	2,969,221
22,991	Carter's Inc	1,506,600
20,558	Casey's General Stores Inc	4,163,406
16,293	Choice Hotels International Inc	1,784,409
18,799	Churchill Downs Inc	3,461,836
19,606	Columbia Sportswear Co	1,319,484
12,923	Cracker Barrel Old Country Store Inc	1,196,411
33,726	Crocs Inc(a)	2,315,627
71,501	Dana Inc	817,256
14,719	Deckers Outdoor Corp(a)	4,601,307
Shares		Fair Value
Consumer, Cyclical — (continued)
31,874	Dick's Sporting Goods Inc(b)	$ 3,335,295
22,309	FirstCash Holdings Inc	1,636,365
30,704	Five Below Inc(a)	4,227,020
46,911	Foot Locker Inc(b)	1,460,339
23,188	Fox Factory Holding Corp(a)	1,833,707
140,986	GameStop Corp Class A(a)(b)	3,542,978
118,271	Gap Inc	971,005
128,554	Gentex Corp	3,064,727
157,168	Goodyear Tire & Rubber Co(a)	1,585,825
191,736	Hanesbrands Inc	1,334,483
74,558	Harley-Davidson Inc	2,600,583
74,555	IAA Inc(a)	2,374,577
188,463	JetBlue Airways Corp(a)	1,249,510
46,402	KB Home	1,202,740
70,336	Kohl's Corp	1,768,950
33,176	Lear Corp	3,970,835
73,343	Leggett & Platt Inc	2,436,454
53,259	Light & Wonder Inc(a)	2,283,746
15,212	Lithia Motors Inc	3,263,735
149,096	Macy's Inc	2,336,334
21,753	Marriott Vacations Worldwide Corp	2,650,821
194,651	Mattel Inc(a)	3,686,690
42,083	MillerKnoll Inc(a)	656,495
25,897	MSC Industrial Direct Co Inc Class A	1,885,561
12,173	Murphy USA Inc	3,346,479
65,634	Nordstrom Inc(b)	1,098,057
27,652	Nu Skin Enterprises Inc Class A	922,747
31,628	Ollie's Bargain Outlet Holdings Inc(a)	1,632,005
18,543	Papa John's International Inc	1,298,195
90,997	Penn Entertainment Inc(a)	2,503,327
30,644	Polaris Inc	2,931,099
37,851	PVH Corp	1,695,725
10,956	RH(a)	2,695,943
23,394	Scotts Miracle-Gro Co	1,000,094
74,068	Skechers USA Inc Class A(a)	2,349,437
67,411	Taylor Morrison Home Corp(a)	1,572,025
95,472	Tempur Sealy International Inc	2,304,694
37,289	Texas Roadhouse Inc	3,253,838
30,551	Thor Industries Inc	2,137,959
61,295	Toll Brothers Inc	2,574,390
77,727	Topgolf Callaway Brands Corp(a)	1,497,022
46,871	Travel + Leisure Co	1,599,239
230,421	Under Armour Inc Class C(a)	1,449,882
91,820	Univar Solutions Inc(a)	2,087,987
45,198	Victoria's Secret & Co(a)	1,316,166
15,831	Visteon Corp(a)	1,679,036
18,501	Watsco Inc	4,763,267
94,042	Wendy's Co	1,757,645
38,147	Williams-Sonoma Inc	4,495,624
16,556	Wingstop Inc	2,076,454

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
50,370	Wyndham Hotels & Resorts Inc	$ 3,090,199
46,265	YETI Holdings Inc(a)	1,319,478
		153,840,023
Consumer, Non-Cyclical — 16.74%
50,025	Acadia Healthcare Co Inc(a)	3,910,954
18,209	Amedisys Inc(a)	1,762,449
58,337	Arrowhead Pharmaceuticals Inc(a)	1,928,038
28,041	ASGN Inc(a)	2,534,065
16,242	Avis Budget Group Inc(a)	2,411,287
41,858	Azenta Inc	1,794,034
75,766	BellRing Brands Inc(a)	1,561,537
5,266	Boston Beer Co Inc Class A(a)	1,704,341
27,237	Brink's Co	1,319,360
54,381	Bruker Corp	2,885,456
21,257	Celsius Holdings Inc(a)	1,927,585
8,186	Chemed Corp	3,573,680
2,573	Coca-Cola Consolidated Inc	1,059,381
202,654	Coty Inc Class A(a)	1,280,773
89,646	Darling Ingredients Inc(a)	5,930,083
55,559	Encompass Health Corp	2,512,934
88,760	Envista Holdings Corp(a)	2,912,216
26,027	Euronet Worldwide Inc(a)	1,971,806
174,501	Exelixis Inc(a)	2,736,176
109,669	Flowers Foods Inc	2,707,728
18,625	FTI Consulting Inc(a)	3,086,349
44,170	Globus Medical Inc Class A(a)	2,631,207
2,192	Graham Holdings Co Class B	1,179,252
18,898	Grand Canyon Education Inc(a)	1,554,360
48,649	Grocery Outlet Holding Corp(a)	1,619,525
64,073	GXO Logistics Inc(a)	2,246,399
88,252	H&R Block Inc	3,754,240
28,162	Haemonetics Corp(a)	2,084,833
74,772	Halozyme Therapeutics Inc(a)	2,956,485
45,697	HealthEquity Inc(a)	3,069,467
13,471	Helen of Troy Ltd(a)	1,299,143
11,171	ICU Medical Inc(a)	1,682,353
27,061	Inari Medical Inc(a)	1,965,711
36,067	Ingredion Inc	2,904,115
19,572	Insperity Inc	1,998,105
38,834	Integra LifeSciences Holdings Corp(a)	1,645,008
34,723	Jazz Pharmaceuticals PLC(a)	4,628,229
24,019	John Wiley & Sons Inc Class A(a)	902,154
11,254	Lancaster Colony Corp	1,691,251
17,314	LHC Group Inc(a)	2,833,609
30,400	LivaNova PLC(a)	1,543,408
28,956	ManpowerGroup Inc	1,873,164
26,952	Masimo Corp(a)	3,804,544
13,869	Medpace Holdings Inc(a)	2,179,791
121,027	Neogen Corp(a)	1,690,747
53,136	Neurocrine Biosciences Inc(a)	5,643,575
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
30,515	NuVasive Inc(a)	$ 1,336,862
24,511	Omnicell Inc(a)	2,133,192
84,007	Option Care Health Inc(a)	2,643,700
51,233	Patterson Cos Inc	1,230,617
22,789	Paylocity Holding Corp(a)	5,505,367
20,899	Penumbra Inc(a)	3,962,450
85,642	Performance Food Group Co(a)	3,678,324
73,786	Perrigo Co PLC	2,631,209
28,449	Pilgrim's Pride Corp(a)	654,896
31,146	Post Holdings Inc(a)	2,551,169
39,765	Progyny Inc(a)	1,473,691
29,824	QuidelOrtho Corp(a)	2,131,819
76,807	R1 RCM Inc(a)	1,423,234
28,819	Repligen Corp(a)	5,392,323
186,116	Sabre Corp(a)(b)	958,497
88,068	Service Corp International	5,085,046
20,041	Shockwave Medical Inc(a)	5,572,801
60,371	Sotera Health Co(a)	411,730
61,337	Sprouts Farmers Market Inc(a)	1,702,102
26,127	STAAR Surgical Co(a)	1,843,260
56,091	Syneos Health Inc(a)	2,644,691
36,983	Tandem Diabetes Care Inc(a)	1,769,637
59,121	Tenet Healthcare Corp(a)	3,049,461
25,305	United Therapeutics Corp(a)	5,298,361
24,749	WEX Inc(a)	3,141,638
		179,116,984
Energy — 4.99%
183,271	Antero Midstream Corp	1,682,428
110,533	ChampionX Corp	2,163,131
109,508	CNX Resources Corp(a)	1,700,659
52,598	DT Midstream Inc	2,729,310
242,624	Equitrans Midstream Corp	1,814,828
55,275	First Solar Inc(a)	7,311,224
82,827	HF Sinclair Corp	4,459,406
61,175	Matador Resources Co	2,992,681
79,609	Murphy Oil Corp	2,799,849
216,514	NOV Inc	3,503,197
52,279	PDC Energy Inc	3,021,203
138,112	Range Resources Corp(a)	3,488,709
616,883	Southwestern Energy Co(a)	3,775,324
49,512	SunPower Corp(a)(b)	1,140,756
116,276	Sunrun Inc(a)	3,208,055
126,428	Targa Resources Corp	7,628,665
		53,419,425
Financial — 23.51%
21,246	Affiliated Managers Group Inc	2,376,365
7,518	Alleghany Corp(a)	6,310,384
38,791	American Financial Group Inc	4,768,578
237,909	Annaly Capital Management Inc REIT	4,082,518
86,392	Apartment Income Corp REIT	3,336,459

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
84,067	Associated Banc-Corp	$ 1,688,065
21,914	Bank of Hawaii Corp	1,668,094
62,640	Bank OZK	2,478,038
28,534	Bread Financial Holdings Inc	897,394
41,381	Brighthouse Financial Inc(a)	1,796,763
164,806	Brixmor Property Group Inc REIT	3,043,967
102,084	Cadence Bank	2,593,954
42,116	Cathay General Bancorp	1,619,781
64,316	CNO Financial Group Inc	1,155,759
60,763	Commerce Bancshares Inc	4,020,080
64,134	Corporate Office Properties Trust REIT	1,489,833
82,103	Cousins Properties Inc REIT	1,917,105
35,833	Cullen/Frost Bankers Inc	4,737,839
95,652	Douglas Emmett Inc REIT	1,715,040
78,774	East West Bancorp Inc	5,288,886
24,170	EastGroup Properties Inc REIT	3,488,698
40,519	EPR Properties REIT	1,453,011
59,468	Essent Group Ltd	2,073,649
20,095	Evercore Inc Class A	1,652,814
46,217	Federated Hermes Inc Class B(a)	1,530,707
58,550	First American Financial Corp	2,699,155
69,833	First Financial Bankshares Inc	2,921,114
296,081	First Horizon Corp	6,780,255
72,774	First Industrial Realty Trust Inc REIT	3,261,003
196,099	FNB Corp	2,274,748
98,090	Fulton Financial Corp	1,549,822
61,917	Glacier Bancorp Inc	3,041,982
46,775	Hancock Whitney Corp(a)	2,142,763
19,814	Hanover Insurance Group Inc	2,538,966
211,613	Healthcare Realty Trust Inc REIT	4,412,131
58,268	Highwoods Properties Inc REIT	1,570,905
102,721	Home BancShares Inc	2,312,250
122,204	Independence Realty Trust Inc REIT	2,044,473
57,029	Interactive Brokers Group Inc Class A	3,644,723
29,473	International Bancshares Corp	1,252,603
75,330	Janus Henderson Group PLC	1,529,952
54,534	JBG SMITH Properties REIT	1,013,242
105,192	Jefferies Financial Group Inc	3,103,164
27,144	Jones Lang LaSalle Inc(a)	4,100,644
35,248	Kemper Corp	1,454,333
57,632	Kilroy Realty Corp REIT	2,426,884
11,709	Kinsale Capital Group Inc	2,990,713
118,965	Kite Realty Group Trust REIT	2,048,577
48,300	Lamar Advertising Co REIT Class A	3,984,267
46,959	Life Storage Inc REIT	5,201,179
118,140	Macerich Co REIT	938,032
Shares		Fair Value
Financial — (continued)
331,148	Medical Properties Trust Inc REIT	$ 3,927,415
171,357	MGIC Investment Corp	2,196,797
97,235	National Retail Properties Inc REIT	3,875,787
46,630	National Storage Affiliates Trust REIT	1,938,875
63,588	Navient Corp	934,108
259,147	New York Community Bancorp Inc(b)	2,210,524
160,689	Old National Bancorp	2,646,548
157,423	Old Republic International Corp	3,294,863
129,886	Omega Healthcare Investors Inc REIT	3,830,338
65,426	PacWest Bancorp	1,478,628
130,413	Park Hotels & Resorts Inc REIT	1,468,450
77,731	Pebblebrook Hotel Trust REIT	1,127,877
123,451	Physicians Realty Trust REIT	1,856,703
41,832	Pinnacle Financial Partners Inc	3,392,575
45,726	PotlatchDeltic Corp REIT	1,876,595
21,462	Primerica Inc	2,649,484
50,664	Prosperity Bancshares Inc	3,378,276
80,427	Rayonier Inc REIT	2,410,397
37,211	Reinsurance Group of America Inc	4,681,516
24,092	RenaissanceRe Holdings Ltd	3,382,276
94,808	Rexford Industrial Realty Inc REIT	4,930,016
22,165	RLI Corp	2,269,253
126,172	Sabra Health Care Inc REIT	1,655,377
56,848	SEI Investments Co	2,788,394
33,611	Selective Insurance Group Inc	2,735,935
36,759	SL Green Realty Corp REIT	1,476,241
139,857	SLM Corp	1,956,599
76,047	Spirit Realty Capital Inc REIT	2,749,860
58,539	Stifel Financial Corp	3,038,760
146,424	STORE Capital Corp REIT	4,587,464
79,433	Synovus Financial Corp	2,979,532
28,440	Texas Capital Bancshares Inc(a)	1,678,813
23,652	UMB Financial Corp	1,993,627
119,066	Umpqua Holdings Corp	2,034,838
74,463	United Bankshares Inc	2,662,052
105,033	Unum Group	4,075,280
230,609	Valley National Bancorp	2,490,577
56,009	Voya Financial Inc	3,388,545
36,367	Washington Federal Inc(a)	1,090,283
98,537	Webster Financial Corp	4,453,872
210,135	Western Union Co	2,836,823
33,085	Wintrust Financial Corp	2,698,082
		251,549,916
Industrial — 19.52%
18,815	Acuity Brands Inc	2,962,798

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
78,475	AECOM	$ 5,365,336
33,642	AGCO Corp	3,235,351
36,076	AptarGroup Inc	3,428,302
36,302	Arrow Electronics Inc(a)	3,346,681
53,790	Avnet Inc	1,942,895
37,878	Axon Enterprise Inc(a)	4,384,378
25,711	Belden Inc	1,543,174
88,593	Builders FirstSource Inc(a)	5,219,900
29,002	Carlisle Cos Inc	8,132,450
19,776	Chart Industries Inc(a)	3,645,706
27,420	Clean Harbors Inc(a)	3,015,652
95,863	Cognex Corp	3,973,521
72,403	Coherent Corp(a)	2,523,245
26,523	Crane Holdings Co	2,321,823
20,910	Curtiss-Wright Corp	2,909,836
67,924	Donaldson Co Inc	3,328,955
16,703	Dycom Industries Inc(a)	1,595,638
20,934	Eagle Materials Inc	2,243,706
27,978	EMCOR Group Inc	3,230,899
37,931	Energizer Holdings Inc	953,585
22,468	EnerSys	1,306,964
27,576	Enovis Corp(a)	1,270,426
26,113	Esab Corp	871,130
71,850	Flowserve Corp	1,745,955
78,328	Fluor Corp(a)	1,949,584
19,941	GATX Corp(a)	1,697,976
93,910	Graco Inc	5,629,905
15,252	Greif Inc Class A	908,562
46,115	Hexcel Corp	2,385,068
29,979	Hubbell Inc	6,685,317
45,792	ITT Inc	2,992,049
78,231	Jabil Inc	4,514,711
47,345	Kennametal Inc	974,360
32,687	Kirby Corp(a)	1,986,389
90,526	Knight-Swift Transportation Holdings Inc	4,429,437
20,455	Landstar System Inc	2,953,088
18,328	Lennox International Inc	4,081,096
32,252	Lincoln Electric Holdings Inc	4,054,721
13,412	Littelfuse Inc	2,664,830
41,687	Louisiana-Pacific Corp	2,133,958
31,765	MasTec Inc(a)	2,017,078
111,571	MDU Resources Group Inc	3,051,467
33,461	Mercury Systems Inc(a)	1,358,517
30,186	Middleby Corp(a)	3,868,940
20,308	MSA Safety Inc	2,219,258
72,311	National Instruments Corp	2,729,017
19,444	Novanta Inc(a)	2,248,699
90,688	nVent Electric PLC	2,866,648
36,171	Oshkosh Corp	2,542,460
53,802	Owens Corning	4,229,375
37,333	Regal Rexnord Corp	5,240,060
28,135	Ryder System Inc	2,123,911
14,589	Saia Inc(a)	2,771,910
46,369	Silgan Holdings Inc	1,949,353
24,218	Simpson Manufacturing Co Inc	1,898,691
53,431	Sonoco Products Co	3,031,141
50,248	Stericycle Inc(a)	2,115,943
Shares		Fair Value
Industrial — (continued)
22,723	TD SYNNEX Corp	$ 1,844,880
38,911	Terex Corp	1,157,213
29,640	Tetra Tech Inc	3,809,629
36,721	Timken Co	2,168,008
17,875	TopBuild Corp(a)	2,945,442
58,002	Toro Co	5,016,013
62,163	Trex Co Inc(a)	2,731,442
24,167	Universal Display Corp	2,280,156
11,618	Valmont Industries Inc	3,120,827
12,861	Vicor Corp(a)	760,600
78,150	Vishay Intertechnology Inc	1,390,289
87,409	Vontier Corp	1,460,604
15,110	Watts Water Technologies Inc Class A	1,899,780
33,956	Werner Enterprises Inc	1,276,746
33,053	Woodward Inc	2,652,834
18,964	Worthington Industries Inc	723,287
62,293	XPO Logistics Inc(a)	2,773,284
		208,812,859
Technology — 7.72%
66,213	ACI Worldwide Inc(a)	1,383,852
56,751	Amkor Technology Inc	967,605
16,153	Aspen Technology Inc(a)	3,847,645
26,666	Blackbaud Inc(a)	1,174,904
12,786	CACI International Inc Class A(a)	3,337,913
31,751	Cirrus Logic Inc(a)	2,184,469
26,102	CommVault Systems Inc(a)	1,384,450
23,696	Concentrix Corp	2,645,185
110,636	Dynatrace Inc(a)	3,851,239
32,455	Envestnet Inc(a)	1,441,002
18,326	ExlService Holdings Inc(a)	2,700,519
14,131	Fair Isaac Corp(a)	5,822,113
94,193	Genpact Ltd	4,122,828
19,421	IPG Photonics Corp(a)	1,638,161
76,835	KBR Inc	3,320,809
104,998	Kyndryl Holdings Inc(a)	868,333
76,035	Lattice Semiconductor Corp(a)	3,741,682
37,563	Lumentum Holdings Inc(a)	2,575,695
28,244	MACOM Technology Solutions Holdings Inc(a)	1,462,757
35,176	Manhattan Associates Inc(a)	4,679,463
33,547	Maximus Inc	1,941,365
30,687	MKS Instruments Inc	2,535,974
73,909	NCR Corp(a)	1,405,010
32,195	Power Integrations Inc	2,070,782
19,524	Qualys Inc(a)	2,721,450
30,646	Science Applications International Corp	2,710,026
35,563	Semtech Corp(a)	1,045,908
18,947	Silicon Laboratories Inc(a)	2,338,818
9,702	SiTime Corp(a)	763,838
22,008	Synaptics Inc(a)	2,179,012
58,081	Teradata Corp(a)	1,803,996
68,685	Wolfspeed Inc(a)	7,099,281

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Technology — (continued)
66,462	Xerox Holdings Corp	$ 869,323
		82,635,407
Utilities — 3.87%
31,813	ALLETE Inc	1,592,241
36,149	Black Hills Corp	2,448,372
131,927	Essential Utilities Inc	5,459,139
60,584	Hawaiian Electric Industries Inc	2,099,841
27,470	IDACORP Inc(a)	2,719,805
50,252	National Fuel Gas Co	3,093,011
53,246	New Jersey Resources Corp	2,060,620
30,816	NorthWestern Corp	1,518,612
110,713	OGE Energy Corp	4,036,596
29,974	ONE Gas Inc	2,109,870
24,405	Ormat Technologies Inc(b)	2,103,711
46,347	PNM Resources Inc	2,119,448
49,628	Portland General Electric Co	2,156,833
34,016	Southwest Gas Holdings Inc	2,372,616
28,500	Spire Inc	1,776,405
116,076	UGI Corp	3,752,737
		41,419,857
TOTAL COMMON STOCK — 98.05% (Cost $1,090,092,303)		$1,049,175,422
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,327,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 2.57%(d)	1,327,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.12% (Cost $1,327,000)		$1,327,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.26%
$3,509,051	Undivided interest of 2.97% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $3,509,051 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	3,509,051
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,509,051	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $3,509,051 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 7/1/50 - 9/1/52, with a value of $119,669,111.(c)	$ 3,509,051
3,509,051	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $3,509,051 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	3,509,051
2,922,625	Undivided interest of 3.08% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $2,922,625 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(c)	2,922,625
TOTAL SHORT TERM INVESTMENTS — 1.26% (Cost $13,449,778)		$13,449,778
TOTAL INVESTMENTS — 99.43% (Cost $1,104,869,081)		$1,063,952,200
OTHER ASSETS & LIABILITIES, NET — 0.57%		$6,085,364
TOTAL NET ASSETS — 100.00%		$1,070,037,564

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2022.
REIT	Real Estate Investment Trust
At September 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
S&P Mid 400® Emini Futures	89	USD	19,652,980	December 2022	$(1,085,777)
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 89 futures contracts for the reporting period.

September 30, 2022